UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—96.7% †	Number of Shares	Fair Value
Air Freight & Logistics—1.7%
United Parcel Service Inc.	400,000	$41,064,000
Application Software—1.9%
Intuit Inc.	550,000	44,291,500
Asset Management & Custody Banks—3.4%
State Street Corp.	1,200,000	80,712,000	(a)
Biotechnology—7.0%
Alexion Pharmaceuticals Inc.	85,000	13,281,250	(b)
Amgen Inc.	380,000	44,980,600
Gilead Sciences Inc.	1,310,000	108,612,100	(b)
		166,873,950
Broadcasting—1.7%
Discovery Communications Inc.	570,000	41,376,300	(b)
Cable & Satellite—6.6%
Comcast Corp., Special Class A	1,250,000	66,662,500
Liberty Global PLC	1,880,000	79,542,800	(b)
Sirius XM Holdings Inc.	3,000,000	10,380,000	(b)
		156,585,300
Casinos & Gaming—1.1%
Las Vegas Sands Corp.	350,000	26,677,000
Communications Equipment—4.5%
QUALCOMM Inc.	1,350,000	106,920,000
Data Processing & Outsourced Services—4.0%
Automatic Data Processing Inc.	200,000	15,856,000
Paychex Inc.	170,000	7,065,200
Visa Inc.	340,000	71,641,400
		94,562,600
Diversified Banks—2.8%
JPMorgan Chase & Co.	1,150,000	66,263,000
Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	5,328,900	(b)
Fertilizers & Agricultural Chemicals—3.8%
Monsanto Co.	720,000	89,812,800
Healthcare Equipment—4.3%
Abbott Laboratories	500,000	20,450,000
Covidien PLC	900,000	81,162,000
		101,612,000
Healthcare Services—2.5%
Express Scripts Holding Co.	850,000	58,930,500	(b)
Healthcare Supplies—1.2%
DENTSPLY International Inc.	280,000	13,258,000
The Cooper Companies Inc.	110,000	14,908,300
		28,166,300
Home Improvement Retail—3.5%
Lowe’s Companies Inc.	1,750,000	83,982,500

Industrial Gases—0.8%
Praxair Inc.	150,000	19,926,000
Industrial Machinery—2.5%
Dover Corp.	650,000	59,117,500
Integrated Oil & Gas—1.8%
Chevron Corp.	330,000	43,081,500
Internet Retail—1.9%
Amazon.com Inc.	140,000	45,469,200	(b)
Internet Software & Services—8.8%
Baidu Inc. ADR	465,000	86,866,650	(b)
eBay Inc.	1,225,000	61,323,500	(b)
Facebook Inc., Class A	140,000	9,420,600	(b)
Google Inc., Class A	38,000	22,217,460	(b)
Google Inc., Class C	45,000	25,887,600	(b)
LinkedIn Corp.	20,000	3,429,400	(b)
		209,145,210
Investment Banking & Brokerage—1.0%
The Charles Schwab Corp.	850,000	22,890,500
Movies & Entertainment—1.1%
The Walt Disney Co.	300,000	25,722,000
Oil & Gas Equipment & Services—5.0%
Schlumberger Ltd.	1,000,000	117,950,000
Oil & Gas Exploration & Production—1.5%
Anadarko Petroleum Corp.	330,000	36,125,100
Pharmaceuticals—3.0%
Johnson & Johnson	480,000	50,217,600
Merck & Company Inc.	220,000	12,727,000
Pfizer Inc.	300,000	8,904,000
		71,848,600
Reinsurance—0.4%
Alleghany Corp.	25,000	10,953,000	(b)
Soft Drinks—3.7%
PepsiCo Inc.	980,000	87,553,200
Specialized Finance—4.7%
CME Group Inc.	1,150,000	81,592,500
McGraw Hill Financial Inc.	375,000	31,136,250
		112,728,750
Specialized REITs—2.3%
American Tower Corp.	600,000	53,988,000
Specialty Chemicals—0.1%
Rockwood Holdings Inc.	30,000	2,279,700
Specialty Stores—1.8%
Dick’s Sporting Goods Inc.	900,000	41,904,000
Technology Hardware, Storage & Peripherals—6.1%
Apple Inc.	770,000	71,556,100
EMC Corp.	2,800,000	73,752,000
		145,308,100

Total Common Stock (Cost $1,284,954,605)		2,299,149,010

Short-Term Investments—3.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $72,226,389)	72,226,389	(c,d)

Total Investments (Cost $1,357,180,994)	2,371,375,399

Other Assets and Liabilities, net—0.2%	5,593,839

NET ASSETS—100.0%	$2,376,969,238

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Coupon amount represents effective yield.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$2,299,149,010	$—	$—	$2,299,149,010
Short-Term Investments	72,226,389	—	—	72,226,389

Total Investments in Securities	$2,371,375,399	$—	$—	$2,371,375,399

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,357,253,908	$1,015,016,091	$(894,600)	$1,014,121,491

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 26, 2014